Note 20 - Expenses	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of expenses [text block]
20.	EXPENSES

Research and development costs can be analysed as follows:

	2017	2016	2015
Wages and benefits (1)	$2,839,088	$1,572,567	$1,241,054
Subcontract fees	1,044,936	1,013,539	1,560,819
Stock-based compensation	369,007	373,196	552,416
Supplies	1,189,842	206,523	178,203
	$5,442,873	$3,165,825	$3,532,492

Selling, marketing and administration costs can be analysed as follows:

Stock-based compensation	$2,805,917	$3,697,068	$4,265,704
Wages and benefits (1)	2,574,978	2,800,878	1,306,051
Depreciation and amortization	2,275,160	1,521,566	319,863
General expenses (1)	1,038,857	1,292,341	1,012,340
Professional fees	624,941	715,716	812,115
Management and consulting fees	229,577	611,861	665,771
Rent and facility costs (1)	1,321,311	782,174	232,265
	$10,870,741	$11,421,604	$8,614,109

(
1
) Certain prior period figures have been reclassified to conform with the current period's presentation.